POST-EMPLOYMENT BENEFITS - Rollforward of the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Pension Benefits
Effective return on assets for the year	R$ 1,184,136	R$ 3,734,006
Plan assets | Social security defined benefit plans
Defined Pension Benefits
Fair value of assets at the beginning of the year	31,394,339	29,687,699
Benefits paid during the year	(2,554,573)	(2,310,773)
Participant contributions paid during the year	33,707	38,280
Employer's contributions paid during the year	294,489	245,127
Expected return on assets for the year	2,040,363	2,016,536
Gain on plan assets (excluding interest income)	(3,224,499)	1,717,470
Fair value of assets at the end of the year	27,983,826	31,394,339
Effective return on assets for the year	R$ (1,184,136)	R$ 3,734,006